Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments and Financial Risk Management [Abstract]
Schedule of changes in financial liabilities from finance activities
Warrants
U.S. dollars in thousands

Balance as of January 1, 2019	1,049
Revaluation during the year	(584)
Balance as of December 31, 2019	465
Revaluation during the year	2,172
Balance as of December 31, 2020	2,637
Revaluation during the year	(719)
Exercises during the year	(864)
Balance as of December 31, 2021	1,054